Investment Property - profit or loss in relation to investment property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment Property
Rental income	$ 1,652	$ 1,611	$ 1,510
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	$ 266	$ 193	$ 256